Associates and joint ventures	12 Months Ended
Dec. 31, 2017
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Associates and joint ventures

13. Associates and joint ventures

The Group’s share of after tax profits and losses of associates and joint ventures is set out below:

	2017 £m	2016 £m	2015 £m
Share of after tax profits of associates	16	9	16
Share of after tax losses of joint ventures	(3)	(4)	(2)

	13	5	14

At 31 December 2017, the Group held one significant associate, Innoviva, Inc.

Summarised income statement information in respect of Innoviva is set out below for the periods in which the Group accounted for its investment in Innoviva as an associate. The Group’s 2017 share of after tax profits of associates and other comprehensive income includes a profit of £18 million and other comprehensive income of £nil in respect of Innoviva.

			Since
			1 September
	2017	2016	2015
	£m	£m	£m
Turnover	165	98	20
Profit after taxation	103	44	4
Other comprehensive income	—	—	—
Total comprehensive income	103	44	4

The results of Innoviva included in the summarised income statement information above represent the estimated earnings of Innoviva in the relevant periods. Innoviva’s turnover is from royalty income from GSK in relation to Relvar/Breo Ellipta, Anoro Ellipta and Trelegy Ellipta sales.

Aggregated financial information in respect of GSK’s share of other associated undertakings and joint ventures is set out below:

	2017 £m	2016 £m	2015 £m
Share of turnover	252	133	188
Share of after tax (losses)/profits	(5)	(1)	12
Share of other comprehensive income	—	—	25
Share of total comprehensive (expense)/income	(5)	(1)	37

The Group’s sales to associates and joint ventures were £41 million in 2017 (2016 – £43 million; 2015 – £41 million).